Share Based Compensation	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 13 — SHARE BASED COMPENSATION

On August 30, 2024, the Company adopted a 2024 Share Incentive Plan (the “2024 Plan”) to motivate, attract and retain directors, consultants or key employees to exert their best efforts on behalf of the Company and link their personal interests to those of the Company’s shareholders. The 2024 Plan has a maximum number of 48,000,000 ordinary shares of the Company available for issuance pursuant to all awards under the 2024 Plan. The Company entered into agreements with certain consultants on September 10, 2024 and granted them a total of 11,400,000 ordinary shares, and entered into agreements with certain key employees on September 10, 2024, and granted them a total of 26,100,000 ordinary shares. These shares are granted as awards for their services, the total value of the shares was $5,625,000 based on the closing stock price of $0.90 on the respective grant dates. The total number of ordinary shares available for future grants under the 2024 Plan as of the December 31, 2024 is 10,500,000 shares. The share-based compensation expense recorded for these shares issued was $5,085,000 for the year ended December 31, 2024. As of December 31, 2024, the unrecognized share-based compensation expense of these shares issued was $540,000.